Share-Based Compensation	12 Months Ended
Feb. 28, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
6.	SHARE-BASED COMPENSATION

The following table presents the classification of the Group’s share-based compensation expenses:

	For the year ended
	February 29, 2016	February 28, 2017	February 28, 2018
	RMB	RMB	RMB	USD
General and administrative expenses	942	2,178	21,367	3,377
Sales and marketing expenses	—	1,185	2,103	332
Total	942	3,363	23,470	3,709

Share Options:

In June 2015, The Company’s shareholders adopted a share incentive plan ("2015 Option Plan"). In March 2017, The Company’s shareholders adopted another share incentive plan ("2017 Option Plan"). The Company’s shareholders have authorized the issuance of up to 3,000,000 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units granted to a participant under the 2015 Option Plan and 2017 Option Plan, or the awards.

On July 1, 2015, July 1, 2016 and March 27, 2017, the Company granted options to acquire 1,175,000, 330,000 and 1,110,000 ordinary shares, respectively to employees of the Company pursuant to the incentive plans. Options have a ten-year life and vest ratably at each grant date anniversary over a period of four years.

The weighted average grant date fair value of options granted during the year ended February 29, 2016, February 28, 2017 and 2018, was RMB4.81 per shares, RMB35.46 per shares and RMB75.39 per shares, respectively. For the years ended February 29, 2016, February 28, 2017 and 2018, the Group recognized share-based compensation expense of RMB 942, RMB 3,363 and RMB 23,470(US$3,709), respectively.

The Group uses the Binomial option pricing model and the following assumptions to estimate the fair value of the options at the date of granted:

	As at
	July 1,	July 1,	March 27,
	2015	2016	2017
Average risk-free rate of interest	2.4%	1.5%	2.4%
Estimated volatility rate	55.0%	54.0%	53.0%
Dividend yield	0%	0%	0%
Exercise multiples	2.20~2.80	2.20~2.80	2.20~2.80
Fair value per ordinary share(RMB)	9.03	44.55	85.42

The risk-free rate of interest is based on the US Treasury yield curve as of valuation date. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term.

The fair value of ordinary share underlying the options has been determined by management through a retrospective valuation of the value at the grant date of the options by considering a number of objective and subjective factors including financing investment rounds, operating and financial performance, the lack of liquidity of share capital and general and industry specific economic outlook, amongst other factors.

A summary of the aggregate option activity and information regarding options outstanding as of February 28, 2018 is as follows:

		Weighted	Weighted Average	Aggregate
	Number of Options (in 000s)	Average Exercise Price	Remaining Contract Life	Intrinsic Value
		RMB	Years	RMB
Options outstanding on March 1, 2017	1,505	10.79	8.64	111,788
Granted	1,110	10.32	10.00	—
Forfeited	(15)	10.67	7.92	—
Expired	—	—	—	—
Exercised	—	—	—	—
Options outstanding on February 28, 2018	2,600	10.59	8.26	234,833
Options vested or expected to vest on February 28, 2018	2,600	10.59	8.26	234,833
Options exercisable on February 28, 2018	663	10.74	7.54	59,837

As of February 28, 2018,.there was RMB 73,194(US$11,567) in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 2.98 years.